UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F
		                     FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2001, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2001.


Report for the Calendar Year or Quarter Ended: __03/30/01____

Check here if Amendment [x]; Amendment Number: __1__
This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _417 Fifth Avenue_________________________
         _New York, New York 10016_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-856-3944__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __11/05/01__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______9_______

Form 13F Information Table Entry Total: _____40_____

Form 13F Information Table Value Total: $___107,510___
                                         (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5                                CIBC Oppenheimer Advisors LLC
   6      801-30871                 Oppenheimer Horizon Management LP
   7      801-55640                 CIBC Oppenheimer LLC
   8      028-04847                 KBW Asset Management Inc.
   9                                CIBC Oppenheimer Advisors LLC


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARK ETS CORP.                             DATE 03/30/01
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)            (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                            INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                            _____________________              ________________
                               TITLE                 FAIR    SHARES OR                       SHARED               (SHARES)
                                OF                   MARKET  PRINCIPAL       SOLE   SHARED    OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                 CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C)   MGR     (A)      (B)      (C)
_________________              _____   _________    ________  _________    _______    _____    ____  _____  ______    ____      ___

AETHER SYS INC                  COM    00808V105       3,900        300        300                             300
ADELPHIA COMMUNICATIONS CORP	SUB NT 006848BG9   8,355,670  8,548,000  8,548,000                        8548,000
ALLERGAN INC                    LYON   018490AA0   1,555,625  2,500,000  2,500,000                        2500,000
AMERICAN TOWER CORP             CL A   029912201     151,700      8,200      8,200                           8,200
AVATAR HLDGS INC                SUB NT 053494AD2  15,270,986 16,092,000 16,092,000                       16092,000
BEA SYS INC                     SB NT  073325AD4   5,567,300  5,000,000  5,000,000                        5000,000
CELLSTAR CORP                   SUB NT 150925AC9     661,037  2,098,000  2,098,000                        2098,000
CELESTICA INC                   LYON   15101QAA6     884,450  2,500,000  2,500,000                        2500,000
CHARTER COMMUNICATIONS INC DEL  SUB NT 16117MAB3   5,049,600  4,000,000  4,000,000                        4000,000
COMCAST CORP                    CL A S 200300200     331,302      7,900      7,900                           7,900
COMVERSE TECHNOLOGY INC         SR DEB 205862AH8   3,425,025  4,044,000  4,044,000                        4044,000
CORNING INC			CV DEB 219350AJ4       2,340      4,000      4,000                           4,000
DIAMOND OFFSHORE DRILLING INC	SUB NT 25271CAA0   3,274,375  3,250,000  3,250,000                        3250,000
EXODUS COMMUNICATIONS INC	NT     302088AJ8   4,792,500  9,000,000  9,000,000                        9000,000
FPA MEDICAL MANAGEMENT		SB DEB 302543AD5       1,522  2,455,000  2,455,000                        2455,000
GLOBAL TELESYSTEMS INC   	CV PFD 37936U609     112,275     99,800     99,800                          99,800
GLOBAL TELESYSTEMS INC          COM    37936U104      27,787     37,050     37,050                          37,050
INHALE THERAPEUTIC SYS INC      SUB NT 457191AH7   1,028,241  1,606,000  1,606,000                        1606,000
INTERNATIONAL RECTIFIER CORP    SUB NT 460254AE5   6,730,960  8,000,000  8,000,000                        8000,000
I2 TECHNOLOGIES INC             SUB NT 465754AF6   3,875,753  4,900,000  4,900,000                        4900,000
JUNIPER NETWORKS INC            SB NT  48203RAA2   3,012,851  4,166,000  4,166,000                        4166,000
KERR MCGEE CORP                 SB DB  492386AP2   6,213,900  5,000,000  5,000,000                        5000,000
LAMAR ADVERTISING CO            NT CV  512815AF8   5,097,250  5,000,000  5,000,000                        5000,000
LEVEL 3 COMMUNICATIONS INC	SB DEB 52729NAG5   6,506,663 13,347,000 13,347,000                       13347,000
LEVEL 3 COMMUNICATIONS INC	SUB NT 52729NAS9   4,408,281 11,125,000 11,125,000                       11125,000
MANUGISTICS GROUP		SUB NT 565011AB9   3,937,313  5,478,000  5,478,000                        5478,000
NEWS AMER INC			LYONS  652482AY6   5,015,625 10,700,000 10,700,000                       10700,000
PEREGRINE SYSTEMS INC           SB NT  71366QAA9   5,764,000  5,500,000  5,500,000                        5500,000
PRIMUS TELECOMMUNICATIONS	SB DEB 741929AL7   2,265,025  9,245,000  9,245,000                        9245,000
PROTEIN DESIGN LABS INC         SUB NT 74369LAB9      92,956    106,000    106,000                         106,000
REDBACK NETWORKS INC            COM    757209101      17,082      1,306      1,306                           1,306
SEMTECH CORP                    SUB NT 816850AD3   1,812,993  1,944,000  1,944,000                        1944,000
SPECTRASITE HLDGS INC           COM    84760T100     244,750     55,943     55,943                          55,943
SUPERIOR TR I                   PFD CV 86836P202      25,708      2,000      2,000                           2,000
TRIQUINT SEMICONDUCTOR INC      SUB NT 89674KAB9     614,500  1,000,000  1,000,000                        1000,000
USINTERNETWORKING INC           SUB NT 917311AH5      43,542    145,000    145,000                         145,000
VIATEL FING TR I		TR PFD 92553A303     139,188     65,500     65,500                          65,500
VIATEL INC                      COM    925529208       9,947     17,700     17,700                          17,700
WINSTAR COMMUNICATIONS INC	PFD    975515859   1,006,759      4,007      4,007                           4,007
WINSTAR COMMUNICATIONS INC	CV PFD 975515875     178,868     40,884     40,884                          40,884

                                 PAGE TOTAL      107,509,549
                                GRAND TOTAL      107,509,549
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